Investment in equity accounted investees (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)		Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)		Mar. 31, 2018 USD ($) [1]	Mar. 31, 2015 INR (₨)
Investments accounted for using equity method [Line Items]
Total current assets		₨ 109,645				₨ 100,375				$ 1,684
Total non-current assets		115,959				119,446				1,781
Total assets		225,604				219,821				3,465
Equity		126,460				124,044		₨ 128,336		1,942	₨ 111,302
Total current liabilities		69,692				85,000				1,070
Total equity and liabilities		225,604				219,821				3,465
Revenues		142,028	[2],[3]	$ 2,181	[1]	140,809	[2],[3]	154,708	[2],[3]
Profit for the year		9,806		$ 151	[1]	12,039		₨ 20,013
Carrying value of the Company's investment		₨ 2,104				₨ 1,603				$ 32
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Ownership		51.30%		51.30%		51.30%		51.30%
Total current assets		₨ 4,933				₨ 3,385		₨ 2,876
Total non-current assets		347				296		377
Total assets		5,280				3,681		3,253
Equity		3,600				2,603		2,129
Total current liabilities		1,680				1,078		1,124
Total equity and liabilities		5,280				3,681		3,253
Revenues		5,482				4,980		4,246
Expenses		4,792				4,295		3,800
Profit for the year		690				685		446
Company's share of profits for the year		354				351		229
Carrying value of the Company's investment	[4]	2,029				1,519		1,309
Translation adjustment arising out of translation of foreign currency balances		₨ 255				₨ 97		₨ 239

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))
[2]	Effective July 1, 2017, a Goods and Services Tax ("GST") was introduced in India, replacing the excise duty and various other taxes. Following the principles of IAS 18, revenues from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2018 are not comparable with those of the previous years presented. Tabulated below are the details of excise duty included in revenues: For the Year Ended March 31, 2018 2017 2016 Excise duty included in revenues Rs. 173 Rs. 939 Rs. 842
[3]	Revenues for the year ended March 31, 2018 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,492 (as compared to Rs.6,181 and Rs.5,447 for the years ended March 31, 2017 and 2016, respectively).
[4]	Includes Rs.181 representing the goodwill on acquisition of investment.